Acceptances (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Acceptances	Acceptances consist of:

	As at March 31,
	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Payable under trade financing arrangements	83,711	110,936	1,462

	83,711	110,936	1,462